As Filed with the U.S. Securities and Exchange Commission on August 10, 2011

File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (X)

Pre-Effective Amendment No.___    (  )

Post-Effective Amendment No. 21      (X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940  (X)

Amendment No. 22                 (X)

RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301)296-5100
(Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Richard M. Goldman Four Irvington Centre 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, N.W. Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 21 relates solely to the Trust’s Rydex S&P MidCap 400 Equal Weight ETF and Rydex S&P SmallCap 600 Equal Weight ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 8th day of August, 2011.

Rydex Dynamic Funds
                                                                                                                                        *
Richard M. Goldman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Member of the Board of Trustees	August 8, 2011
Richard M. Goldman

*	Member of the Board of Trustees	August 8, 2011
J.Kenneth Dalton

*	Member of the Board of Trustees	August 8, 2011
John O. Demaret

*	Member of the Board of Trustees	August 8, 2011
Patrick T. McCarville

*	Member of the Board of Trustees	August 8, 2011
Roger Somers

*	Member of the Board of Trustees	August 8, 2011
Corey A. Colehour

*	Member of the Board of Trustees	August 8, 2011
Werner E. Keller

*	Member of the Board of Trustees	August 8, 2011
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	August 8, 2011
Nick Bonos

* /s/ Nick Bonos
   Nick Bonos

*	Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase